Schedule of Unaudited Pro Forma Combined Statement of Operations (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Business Acquisition [Line Items]
Revenue	$ 7,233,957
Net Loss	$ (9,383,397)
Business Acquisition, Pro Forma Earnings Per Share, Basic | $ / shares	$ (0.46)
Business Acquisition, Pro Forma Earnings Per Share, Diluted | $ / shares	$ (0.46)
Weighted average common shares - basic | shares	20,199,444
Weighted average common shares - diluted | shares	20,199,444
Full Service Fueling [Member]
Business Acquisition [Line Items]
Revenue	$ 242,271
Net Loss	(122,507)
Ez Fill Holdings And Full Service Fueling [Member]
Business Acquisition [Line Items]
Revenue	7,476,228
Net Loss	$ (9,505,904)
Business Acquisition, Pro Forma Earnings Per Share, Basic | $ / shares	$ (0.47)
Business Acquisition, Pro Forma Earnings Per Share, Diluted | $ / shares	$ (0.47)
Weighted average common shares - basic | shares	20,199,444
Weighted average common shares - diluted | shares	20,199,444